Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	Eltek Ltd.
Entity Central Index Key	0001024672
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity File Number	000-28884
Entity Address, Address Line One	Sgoola Industrial Zone
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL